INVESTMENT IN AN ASSOCIATE (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure of associates [abstract]
Schedule of Investment in Common Shares and Market Value as Balance Sheet Dates

The summary of the investment in NUAG common shares and its market value as at the respective balance sheet dates are as follows:

			Value of NUAG's
	Number of		common shares per
	shares	Amount	quoted market price
Balance, April 1, 2017	10,806,300	$8,517	$8,517
Participate in Private placement	28,000,000	23,352
Purchase from open market	474,600	509
Share of net loss		(700)
Share of other comprehensive income		461
Impairment recovery		4,714
Dilution gain		822
Foreign exchange impact		326
Balance March 31, 2018	39,280,900	$38,001	$50,266
Purchase from open market	65,400	107
Share of net loss		(330)
Share of other comprehensive income		398
Impairment recovery		1,899
Foreign exchange impact		(1,372)
Balance March 31, 2019	39,346,300	$38,703	$69,783

Schedule of Financial Information for Investment

Summarized financial information for the Company's investment in NUAG on a 100% basis is as follows:

	Years ended March 31,
	2019(1)	2018(1)
Income (loss) from investments	$576	$(976)
General and administrative expense	(2,286)	(2,527)
Foreign exchange gain (loss)	542	(358)
Other income	7	372
Net loss of associate	$(1,161)	$(3,489)
Adjustments to net loss of associate	23	760
Net loss of associate qualified for pick-up	$(1,138)	$(2,729)
Company's share of net loss	$(330)	$(700)

	March 31, 2019(1)	March 31, 2018(1)
Current assets	$17,233	$28,279
Non-current assets	62,568	57,268
Total assets	$79,801	$85,547

Current liabilities	675	970
Long-term liabilities	197	4,839
Total liabilities	872	5,809

Net assets	$78,929	$79,738
Company's share of net assets of associate	$23,371	$23,730

(1)NUAG's fiscal year-end is on June 30. NUAG's quarterly financial results were used to compile the financial information that matched with the Company's year-end on March 31.